Shareholder's Equity - Schedule of Composition of Share Capital (Detail)			6 Months Ended
	Jan. 03, 2020 BRL (R$) R$ / shares shares	Jan. 03, 2020 BRL (R$)	Jun. 30, 2020 BRL (R$) R$ / shares shares
SHAREHOLDER’S EQUITY
Initial share capital	R$ 1,485,436,000		R$ 1,485,436,000
Capital increase		R$ 13,274,894,000	13,302,449,000
Capital increase			1,995,107,000
Total shares capital subscribed and paid-up			6,917,037,000
Issued Capital
SHAREHOLDER’S EQUITY
Capital increase		R$ 3,397,746,000	3,397,746,000
Capital increase			1,995,107,000
Issued Capital | Common shares
SHAREHOLDER’S EQUITY
Initial share capital	R$ 1,485,436,464		R$ 1,485,436,464
Initial share capital (in shares) | shares	865,659,942		865,659,942
Capital increase			R$ 3,397,745,864
Capital increase (in shares) | shares			321,830,266
Issue of new stock for stock option plans and restricted stock			R$ 21,936,005
Issue of new stock for stock option plans and restricted stock (in shares) | shares			780,808
Issue of new stock for stock option plans and restricted stock			R$ 16,811,439
Issue of new stock for stock option plans and restricted stock (in shares) | shares			621,653
Capital increase			R$ 1,995,106,880
Capital increase (in shares) | shares			62,347,090
Total shares capital subscribed and paid-up			R$ 6,917,036,652
Total shares capital subscribed and paid-up (in shares) | shares			1,251,239,759
Average price per share | R$ / shares	R$ 32.24		R$ 32.00
Par value per share | R$ / shares			R$ 0
Issued Capital | Common shares | Natura Cosméticos S.A.
SHAREHOLDER’S EQUITY
Initial share capital	R$ 1,242,165,000		R$ 1,242,165,000
Total shares capital subscribed and paid-up			R$ 1,711,138,000
Total shares capital subscribed and paid-up (in shares) | shares			865,142,456
Par value per share | R$ / shares			R$ 0
Increase in equity with a bonus in shares, through the capitalization of part of the balance of the profit reserve account, pursuant to Article 169 of the Brazilian Corporation Law			R$ 468,973,000
Number of shares issued, common shares | shares			432,571,228
Stock split, conversion ratio for each common share as a bonus			1
The number of shares increased, common shares, nominative and with no nominal value | shares			432,571,228